WCM/BNY Mellon Focused Growth ADR ETF (Prospectus Summary) | WCM/BNY Mellon Focused Growth ADR ETF
WCM/BNY MELLON FOCUSED GROWTH ADR ETF
INVESTMENT OBJECTIVE
The WCM/BNY Mellon Focused Growth ADR ETF (the "Fund") seeks long-term capital appreciation above international benchmarks such as the BNY Mellon Classic ADR

Index, the Fund's primary benchmark, and the MSCI EAFE Index, the Fund's secondary benchmark.

FUND FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table below.

SHAREHOLDER FEES (fees paid directly from your investment) None
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		WCM/BNY Mellon Focused Growth ADR ETF
MANAGEMENT FEES		0.75%
DISTRIBUTION (12b-1) FEES		none
OTHER EXPENSES		2.29%
TOTAL ANNUAL FUND OPERATING EXPENSES		3.04%
FEE WAIVER AND/OR EXPENSE REIMBURSEMENT	[1]	1.79%
TOTAL ANNUAL FUND OPERATING EXPENSES AFTER FEE WAIVER AND/OR EXPENSE REIMBURSEMENT		1.25%
[1]	The Advisor has contractually agreed to reduce its fees and/or reimburse expenses in order to keep net expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) from exceeding 1.25% of the Fund's average daily net assets for at least a year from the date of this Prospectus. The expense limitation agreement (i) may be terminated at any time by the Board of Trustees and (ii) will be terminated upon termination of the investment advisory agreement between the Advisor and the Fund.

EXAMPLE
This Example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other funds. This Example does not take into account creation or redemption transaction fees, or the brokerage commissions that you pay when purchasing or selling shares of the Fund. If commissions were included, your costs would be higher.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year and that the

Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
WCM/BNY Mellon Focused Growth ADR ETF	127	771	1,439	3,229

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in

Annual Fund Operating Expenses or in the Example, affect the Fund's performance.

This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund's shares. During the most recent fiscal period, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
WCM Investment Management (the "Sub-Advisor"), the sub-adviser to the Fund,

seeks to achieve the Fund's investment objective by selecting primarily a portfolio of U.S. traded securities of non-U.S. organizations, most often

American Depositary Receipts ("ADRs"), included in the BNY Mellon Classic ADR

Index.. The Fund's investment focus follows the Sub-Advisor's core philosophy of investing in industry-leading non-U.S. organizations, led by visionary management teams with sound business strategies. The Sub-Advisor believes that these companies often dominate their industry and are likely to continue that domination well into the future. The Sub-Advisor establishes guidelines for sector and industry emphasis and develops the portfolio of the Fund. The

Sub-Advisor analyzes the major trends in the global economy in order to identify those economic sectors and industries that are most likely to benefit. Typical themes incorporated in their investment process include demographics, global commerce, outsourcing, the growing global middle class and the proliferation of technology. A portfolio strategy is then implemented that will best capitalize on these investment themes and subsequent expected growth of the underlying assets.

PRINCIPAL RISKS OF INVESTING IN THE FUND
The Fund is subject to a number of risks that may affect the value of its shares. The Fund's share price will fluctuate. Because the market value of exchange traded fund shares may differ from their net asset value, the shares may trade at a premium or discount. You could lose money on your investment in the Fund and the Fund could also return less than other investments:

  o If the securities market as a whole goes down;

  o Because investments in foreign securities may have more frequent and larger price changes than U.S. securities and may lose value due to changes in currency exchange rates and other factors;

  o If returns from the type of securities in which the Fund invest underperform returns from various general security markets or different asset classes; or

  o Because investments in securities of emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries.

As with any fund, there is no guarantee that the Fund will achieve its goal.

You can find more information about the securities in which the Fund may invest and a more detailed description of risks under the heading "More Information

About Principal Risks of Investing in the Fund" on pages 10-11 of this

Prospectus.

FUND PERFORMANCE
A comparison of the Fund's performance with that of a broad measure of market performance may give some indication of the risks of an investment in the Fund;

however, the Fund is new and, therefore, does not have a performance history for a full calendar year. Of course, once the Fund has performance, this past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

Updated performance information is available on the Fund's website at

www.advisorshares.com.